STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9%
Advertising - .0%
Lamar Media, Gtd. Notes	3.75	2/15/2028	79,000	[a]	79,725
Lamar Media, Sr. Unscd. Notes	4.00	2/15/2030	33,000	[a]	33,330
				113,055
Agriculture - .2%
Altria Group, Gtd. Notes	4.80	2/14/2029	1,343,000		1,523,430
Airlines - .9%
American Airlines Pass Through Trust, Ser. 2013-2, Cl. B	5.60	7/15/2020	151,703	[a]	153,928
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	175,250		191,501
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	264,619		281,169
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	2,257,000		2,457,142
British Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.63	6/20/2020	21,026	[a]	21,148
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	157,120		165,058
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	1,080,322		1,212,646
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,588,000		2,691,730
US Airways Pass Through Trust, Ser. 2013-1, Cl. B	5.38	11/15/2021	1,604,241		1,679,095
				8,853,417
Asset-Backed Certificates - 2.8%
Consumer Loan Underlying Bond Credit Trust, Ser. 2018-P2, Cl. A	3.47	10/15/2025	474,366	[a]	477,167
DB Master Finance, Ser. 2017-1A, Cl. A2I	3.63	11/20/2047	60,760	[a]	62,978
Dell Equipment Finance Trust, Ser. 2017-2, Cl. A3	2.19	10/24/2022	448,865	[a]	449,036
LMREC, Ser. 2016-CRE2, Cl. A, 1 Month LIBOR +1.70%	3.48	11/24/2031	15,807	[a,b]	15,816
Marlette Funding Trust, Ser. 2018-2A, Cl. A	3.06	7/17/2028	23,064	[a]	23,078
Marlette Funding Trust, Ser. 2019-2A, Cl. A	3.13	7/16/2029	6,472,071	[a]	6,528,001
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/2033	55,529	[a]	55,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Asset-Backed Certificates - 2.8% (continued)
PNMAC GMSR Issuer Trust, Ser. 2018-GT1, Cl. A, 1 Month LIBOR +2.85%	4.51	2/25/2023	100,000	[a,b]	100,666
PNMAC GMSR Issuer Trust, Ser. 2018-GT2, Cl. A, 1 Month LIBOR +2.65%	4.31	8/25/2025	125,000	[a,b]	125,948
PNMAC Issuer Trust, Ser. 2018-FT1, Cl. A, 1 Month LIBOR +2.35%	4.01	4/25/2023	125,000	[a,b]	126,292
SCF Equipment Leasing, Ser. 2017-2A, Cl. A	3.41	12/20/2023	50,002	[a]	50,216
SoFi Consumer Loan Program, Ser. 2017-3, Cl. A	2.77	5/25/2026	74,785	[a]	75,229
SoFi Consumer Loan Program, Ser. 2017-4, Cl. B	3.59	5/26/2026	1,905,000	[a]	1,946,807
SoFi Consumer Loan Program Trust, Ser. 2018-1, Cl. B	3.65	2/25/2027	148,000	[a]	151,824
SoFi Consumer Loan Program Trust, Ser. 2019-4, Cl. A	2.45	8/25/2028	5,240,248	[a]	5,266,507
TAL Advantage V, Ser. 2013-1A, Cl. A	2.83	2/22/2038	130,117	[a]	130,253
Textainer Marine Containers V, Ser. 2017-1A, Cl. A	3.72	5/20/2042	97,023	[a]	98,400
Textainer Marine Containers V, Ser. 2017-2A, Cl. A	3.52	6/20/2042	395,306	[a]	398,747
Textainer Marine Containers VII, Ser. 2018-1A, Cl. A	4.11	7/20/2043	446,000	[a]	453,573
Thunderbolt III Aircraft Lease, Ser. 2019-1, Cl. A	3.67	11/15/2039	5,731,940	[a]	5,818,262
Triton Container Finance IV, Ser. 2017-2A, Cl. A	3.62	8/20/2042	31,836	[a]	32,236
Upgrade Receivables Trust, Ser. 2018-1A, Cl. A	3.76	11/15/2024	851,531	[a]	853,216
Upstart Securitization Trust, Ser. 2019-2, Cl. A	2.90	9/20/2029	3,609,760	[a]	3,627,041
VSE VOI Mortgage, Ser. 2016-A, Cl. A	2.54	7/20/2033	104,608	[a]	104,784
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A	4.75	9/15/2043	992,899	[a]	1,061,600
				28,033,195
Asset-Backed Ctfs./Auto Receivables - 3.5%
Ally Master Owner Trust, Ser. 2018-1, Cl. A1, 1 Month LIBOR +.28%	1.96	1/17/2023	3,285,000	[b]	3,290,878
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	1,270,000		1,283,329
Drive Auto Receivables Trust, Ser. 2019-3, Cl. A2B, 1 Month LIBOR +.38%	2.06	9/15/2022	2,116,691	[b]	2,118,134
DT Auto Owner Trust, Ser. 2018-2A, Cl. C	3.67	3/15/2024	151,000	[a]	152,395

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Asset-Backed Ctfs./Auto Receivables - 3.5% (continued)
DT Auto Owner Trust, Ser. 2019-1A, Cl. A	3.08	9/15/2022	1,043,835	[a]	1,047,939
DT Auto Owner Trust, Ser. 2019-3A, Cl. A	2.55	8/15/2022	1,012,855	[a]	1,016,112
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	445,596	[a]	446,164
NextGear Floorplan Master Owner Trust, Ser. 2017-1A, Cl. A2	2.54	4/18/2022	265,000	[a]	265,333
NextGear Floorplan Master Owner Trust, Ser. 2019-1A, Cl. A2	3.21	2/15/2024	2,535,000	[a]	2,610,830
NextGear Floorplan Master Owner Trust, Ser. 2019-2A, Cl. A2	2.07	10/15/2024	2,709,000	[a]	2,725,807
Nissan Auto Receivables Owner Trust, Ser. 2017-B, Cl. A4	1.95	10/16/2023	2,395,000		2,405,043
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	1,870,000	[a]	1,938,079
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	391,935	[a]	392,584
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	710,000	[a]	719,261
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	2,730,000	[a]	2,817,929
Santander Retail Auto Lease Trust, Ser. 2019-A, Cl. A2	2.72	1/20/2022	11,200,096	[a]	11,293,711
Tesla Auto Lease Trust, Ser. 2018-B, Cl. A	3.71	8/20/2021	700,132	[a]	711,191
				35,234,719
Asset-Backed Ctfs./Student Loans - 1.8%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1	2.54	1/25/2047	6,276,604	[a]	6,362,301
DRB Prime Student Loan Trust, Ser. 2016-B, Cl. A2	2.89	6/25/2040	39,026	[a]	39,405
DRB Prime Student Loan Trust, Ser. 2017-A, Cl. A2B	2.85	5/27/2042	281,299	[a]	286,749
Laurel Road Prime Student Loan Trust, Ser. 2017-C, Cl. A2B	2.81	11/25/2042	2,658,808	[a]	2,705,967
SMB Private Education Loan Trust, Ser. 2014-A, Cl. A2B, 1 Month LIBOR +1.15%	2.83	5/15/2026	1,621,714	[a,b]	1,629,748
SMB Private Education Loan Trust, Ser. 2015-C, Cl. A2A	2.75	7/15/2027	4,005,157	[a]	4,043,859
SMB Private Education Loan Trust, Ser. 2017-A, Cl. A2A	2.88	9/15/2034	229,389	[a]	233,317
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, 1 Month LIBOR +.75%	2.43	10/15/2035	131,516	[a,b]	131,679
SoFi Consumer Loan Program, Ser. 2017-C, Cl. B	3.56	7/25/2040	2,201,000	[a]	2,307,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Asset-Backed Ctfs./Student Loans - 1.8% (continued)
SoFi Professional Loan Program, Ser. 2019-A, Cl. A1FX	3.18	6/15/2048	446,080	[a]	450,878
				18,190,948
Automobiles & Components - 1.6%
Delphi Technologies, Gtd. Notes	5.00	10/1/2025	1,521,000	[a]	1,688,310
Ford Motor Credit, Sr. Unscd. Notes	2.34	11/2/2020	313,000		313,866
Ford Motor Credit, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000		3,129,220
Ford Motor Credit, Sr. Unscd. Notes	5.09	1/7/2021	4,000,000		4,106,882
General Motors Financial, Sr. Unscd. Notes, 3 Month LIBOR +1.10%	3.01	11/6/2021	6,513,000	[b]	6,548,485
				15,786,763
Banks - 6.3%
ABN AMRO Bank, Sub. Notes	4.75	7/28/2025	635,000	[a]	703,631
ABN AMRO Bank, Sub. Notes	4.80	4/18/2026	800,000	[a]	894,093
Banco Santander, Sr. Unscd. Notes	3.31	6/27/2029	1,000,000		1,067,771
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	353,000		364,010
Bank of America, Sr. Unscd. Notes	3.37	1/23/2026	588,000		625,046
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	1,282,000		1,378,705
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	2,340,000		2,391,789
Bank of America, Sr. Unscd. Notes	3.50	4/19/2026	1,635,000		1,760,010
Bank of America, Sr. Unscd. Notes	3.71	4/24/2028	230,000		250,638
Bank of America, Sr. Unscd. Notes	3.97	3/5/2029	1,380,000		1,538,645
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	1,146,000		1,243,033
Citigroup, Sr. Unscd. Notes	3.89	1/10/2028	2,745,000		3,007,429
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	2,810,000		3,610,442
Citigroup, Sub. Notes	4.60	3/9/2026	181,000		203,126
Citigroup, Sub. Notes	4.75	5/18/2046	830,000		1,029,339
Citigroup, Sub. Notes	5.30	5/6/2044	174,000		229,513
Credit Suisse Group, Sr. Unscd. Notes	2.59	9/11/2025	2,867,000	[a]	2,914,608
Danske Bank, Sr. Unscd. Notes	5.00	1/12/2022	1,977,000	[a]	2,083,583
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000		3,398,858
HSBC Capital Funding Dollar 1, Gtd. Notes	10.18	6/30/2030	325,000	[a]	536,635
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	4,508,000		4,780,439
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. CC	4.63	11/1/2022	211,000		215,117
JPMorgan Chase & Co., Sr. Unscd. Notes	2.70	5/18/2023	260,000		267,153
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000		2,939,525
JPMorgan Chase & Co., Sub. Notes	4.25	10/1/2027	2,360,000		2,671,537
Mizuho Financial Group, Sr. Unscd. Notes, 3 Month LIBOR +.84%	2.68	7/16/2023	3,983,000	[b]	4,009,856

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Banks - 6.3% (continued)
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	2,105,000		2,579,234
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000		2,788,467
The Goldman Sachs Group, Sr. Unscd. Notes	3.50	11/16/2026	182,000		194,325
The Goldman Sachs Group, Sr. Unscd. Notes	3.69	6/5/2028	700,000		760,568
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	1,205,000		1,323,310
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	3.51	11/29/2023	1,125,000	[b]	1,167,628
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.75%	3.55	10/28/2027	250,000	[b]	263,129
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	2,091,000		2,290,995
Wells Fargo & Co., Sr. Unscd. Notes	3.00	2/19/2025	3,000,000		3,142,186
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	1,625,000		1,663,515
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	2,806,000		3,148,115
				63,436,003
Beverage Products - 1.1%
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.00	4/13/2028	605,000		679,350
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.70	2/1/2036	1,385,000		1,669,245
Anheuser-Busch Inbev Worldwide, Gtd. Notes	4.90	2/1/2046	1,800,000		2,251,893
The Coca-Cola Company, Sr. Unscd. Notes	1.75	9/6/2024	6,730,000		6,787,333
				11,387,821
Building Materials - .1%
CEMEX, Sr. Scd. Notes	5.45	11/19/2029	942,000	[a]	1,005,585
Chemicals - 1.0%
Braskem Netherlands Finance, Gtd. Notes	4.50	1/31/2030	4,084,000	[a]	4,120,756
Braskem Netherlands Finance, Gtd. Notes	5.88	1/31/2050	2,370,000	[a]	2,460,036
Olin, Sr. Unscd. Notes	5.63	8/1/2029	2,137,000		2,258,488
SABIC Capital II, Gtd. Bonds	4.00	10/10/2023	745,000	[a]	786,906
				9,626,186
Collateralized Loan Obligations Debt - 1.7%
Antares CLO, Ser. 2017-1A, Cl. B, 3 Month LIBOR +2.40%	4.22	7/20/2028	275,000	[a,b]	270,203
Arbor Realty CLO, Ser. 2017-FL3, Cl. A, 1 Month LIBOR +.99%	2.67	12/15/2027	140,000	[a,b]	140,178

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Collateralized Loan Obligations Debt - 1.7% (continued)
Arbor Realty Commercial Real Estate, Ser. 2017-FL2, Cl. A, 1 Month LIBOR +.99%	2.67	8/15/2027	213,000	[a,b]	213,133
Arbor Realty Commercial Real Estate, Ser. 2018-FL1, Cl. A, 1 Month LIBOR +1.15%	2.83	6/15/2028	415,000	[a,b]	415,954
Cerberus Loan Funding XXVII CLO, Ser. 2019-2A, Cl. A1, 3 Month LIBOR +1.80%	3.68	1/15/2032	5,000,000	[a,b]	5,006,050
Fortress Credit Opportunities IX CLO, Ser. 2017-9A, Cl. A1T, 3 Month LIBOR +1.55%	3.46	11/15/2029	1,800,000	[a,b]	1,792,933
Golub Capital Partners CLO, Ser. 2017-19RA, Cl. A2, 3 Month LIBOR +1.80%	3.59	7/26/2029	340,000	[a,b]	340,263
GPMT, Ser. 2019-FL2, Cl. C, 1 Month LIBOR +2.35%	4.03	2/22/2036	6,132,000	[a,b]	6,173,440
IVY Hill Middle Market Credit Fund XII CLO, Ser. 12A, Cl. A2, 3 Month LIBOR +2.25%	4.07	7/20/2029	340,000	[a,b]	336,466
KREF, Ser. 2018-FL1, Cl. C, 1 Month LIBOR +2.00%	3.67	6/15/2036	2,062,500	[a,b]	2,069,624
LMREC, Ser. 2015-CRE1, Cl. AR, 1 Month LIBOR +.98%	2.64	2/22/2032	25,944	[a,b]	25,841
LoanCore Issuer, Ser. 2018-CRE1, Cl. A, 1 Month LIBOR +1.13%	2.81	5/15/2028	100,000	[a,b]	100,138
				16,884,223
Collateralized Municipal-Backed Securities - .0%
FREMF Mortgage Trust, Ser. 2015-K44, Cl. B	3.81	1/25/2048	90,000	[a]	95,036
Commercial & Professional Services - .5%
Ashtead Capital, Scd. Notes	4.00	5/1/2028	1,386,000	[a]	1,424,115
Ashtead Capital, Scd. Notes	4.25	11/1/2029	200,000	[a]	207,750
DP World, Sr. Unscd. Notes	6.85	7/2/2037	690,000		925,449
ERAC USA Finance, Gtd. Bonds	4.50	2/15/2045	215,000	[a]	246,761
ERAC USA Finance, Gtd. Notes	3.85	11/15/2024	1,895,000	[a]	2,043,835
				4,847,910
Commercial Mortgage Pass-Through Ctfs. - 2.7%
Angel Oak Mortgage Trust I, Ser. 2019-2, Cl. A1	3.63	3/25/2049	655,116	[a]	666,521
AREIT Trust, Ser. 2018-CRE2, Cl, C, 1 Month LIBOR +1.90%	3.57	11/14/2035	3,993,627	[a,b]	4,002,879
Bancorp Commercial Mortgage Trust, Ser. 2018-CRE4, Cl. A, 1 Month LIBOR +.90%	2.58	9/15/2035	18,539	[a,b]	18,542
Bellemeade, Ser. 2018-2A, Cl. M1B, 1 Month LIBOR +1.35%	3.01	8/25/2028	150,000	[a,b]	150,428

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Commercial Mortgage Pass-Through Ctfs. - 2.7% (continued)
CGMS Commercial Mortgage Trust, Ser. 2017-MDRB, Cl. A, 1 Month LIBOR +1.10%	2.78	7/15/2030	25,904	[a,b]	25,735
Citigroup Commercial Mortgage Trust, Ser. 2013-375P, Cl. D	3.51	5/10/2035	350,000	[a]	358,243
Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Cl. C	4.28	12/10/2049	67,000		72,123
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000		2,736,432
Commercial Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	4,375,000		4,824,001
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Ser. 2018-SPI4, Cl. M1	4.46	11/25/2048	6,359	[a]	6,347
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/2037	865,000	[a]	903,416
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	2.67	12/22/2069	1,189,067	[a,b]	1,191,999
MSBAM Commercial Mortgage Securities Trust, Ser. 2012-CKSV, Cl. C	4.43	10/15/2030	540,000	[a]	550,842
MSDB Trust, Ser. 2017-712F, Cl. C	3.63	7/11/2039	30,900	[a]	32,279
PFP, Ser. 2019-6, Cl. A, 1 Month LIBOR +1.05%	2.72	4/14/2037	2,858,000	[a,b]	2,864,922
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	2.63	1/17/2035	2,688,326	[a,b]	2,690,868
The Prudential Home Mortgage Securities Company, Ser. 1994-A, Cl. 5B	6.73	4/28/2024	154	[a]	155
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	1,680,233	[a]	1,712,906
UBS Commercial Mortgage Trust, Ser. 2012-C1, Cl. A3	3.40	5/10/2045	1,669,968		1,712,824
Verus Securitization Trust, Ser. 2020-1, Cl. A1	2.42	1/25/2060	2,341,000	[a]	2,347,968
				26,869,430
Consumer Discretionary - .3%
Las Vegas Sands, Sr. Unscd. Notes	3.90	8/8/2029	2,761,000		2,909,042
Diversified Financials - 1.1%
Ally Financial, Gtd. Notes	8.00	11/1/2031	4,581,000		6,470,250
American Express Credit, Sr. Unscd. Notes, Ser. F	2.60	9/14/2020	2,060,000		2,069,288
Discover Financial Services, Sr. Unscd. Notes	5.20	4/27/2022	1,825,000		1,952,507
GE Capital International Funding, Gtd. Notes	2.34	11/15/2020	215,000		215,773

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Diversified Financials - 1.1% (continued)
LPL Holdings, Gtd. Notes	4.63	11/15/2027	169,000	[a]	172,380
Nuveen, Gtd. Notes	4.00	11/1/2028	142,000	[a]	162,604
SAFG Retirement Services, Sr. Unscd. Debs.	8.13	4/28/2023	145,000		169,938
				11,212,740
Energy - 6.5%
Abu Dhabi Crude Oil Pipeline, Sr. Scd. Bonds	4.60	11/2/2047	535,000	[a]	629,940
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	1,132,000	[a]	885,762
CITGO Petroleum, Sr. Scd. Notes	6.25	8/15/2022	6,887,000	[a]	6,981,744
CVR Energy, Gtd. Bonds	5.25	2/15/2025	6,907,000	[a]	6,841,384
Ecopetrol, Sr. Unscd. Notes	5.88	5/28/2045	525,000		632,853
Enbridge, Gtd. Notes	4.00	11/15/2049	5,339,000		5,750,213
Energy Transfer Operating, Gtd. Notes	4.95	6/15/2028	225,000		250,449
Energy Transfer Operating, Gtd. Notes	5.00	5/15/2050	1,703,000		1,751,825
Energy Transfer Operating, Gtd. Notes	5.15	2/1/2043	1,085,000		1,115,222
Enterprise Products Operating, Gtd. Notes	3.95	1/31/2060	4,261,000		4,388,509
Enterprise Products Operating, Gtd. Notes	5.38	2/15/2078	64,000		65,072
Global Partners, Gtd. Notes	7.00	8/1/2027	725,000	[a]	779,627
Holly Energy Partners, Gtd. Notes	5.00	2/1/2028	940,000	[a]	956,746
Kinder Morgan, Gtd. Notes	7.75	1/15/2032	2,290,000		3,194,147
Kinder Morgan, Gtd. Notes	8.05	10/15/2030	238,000		316,615
Marathon Petroleum, Sr. Unscd. Notes	4.75	9/15/2044	118,000		132,945
Motiva Enterprises, Sr. Unscd. Notes	6.85	1/15/2040	300,000	[a]	374,467
MPLX, Sr. Unscd. Notes	3.50	12/1/2022	595,000	[a]	616,203
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	855,000		907,072
MPLX, Sr. Unscd. Notes	4.25	12/1/2027	168,000	[a]	180,565
MPLX, Sr. Unscd. Notes	4.90	4/15/2058	535,000		561,200
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	5,127,000		5,679,854
MPLX, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000	[a]	1,276,918
NGPL PipeCo, Sr. Unscd. Notes	7.77	12/15/2037	2,180,000	[a]	2,889,466
Noble Energy, Sr. Unscd. Notes	4.95	8/15/2047	4,000,000		4,395,589
Parkland Fuel, Gtd. Notes	5.88	7/15/2027	780,000	[a]	828,009
PBF Holding, Gtd. Notes	6.00	2/15/2028	1,005,000	[a]	1,030,226
Petroleos Mexicanos, Gtd. Notes	5.95	1/28/2031	712,000	[a]	720,366
Petroleos Mexicanos, Gtd. Notes	6.35	2/12/2048	1,070,000		1,061,745
Targa Resources Partners, Gtd. Notes	5.00	1/15/2028	1,136,000		1,158,518

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Energy - 6.5% (continued)
Targa Resources Partners, Gtd. Notes	5.50	3/1/2030	4,495,000	[a]	4,641,537
The Williams Companies, Sr. Unscd. Debs., Ser. A	7.50	1/15/2031	145,000		192,505
The Williams Companies, Sr. Unscd. Notes	4.50	11/15/2023	980,000		1,060,916
The Williams Companies, Sr. Unscd. Notes	6.30	4/15/2040	920,000		1,148,255
Western Midstream Operating, Sr. Unscd. Notes	4.05	2/1/2030	1,172,000		1,173,681
				64,570,145
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	3.38	11/15/2027	560,000		607,199
Waste Management, Gtd. Notes	4.60	3/1/2021	540,000		553,274
				1,160,473
Food Products - .8%
BRF, Sr. Unscd. Notes	4.88	1/24/2030	3,526,000	[a]	3,630,017
Kraft Heinz Foods, Gtd. Notes	6.88	1/26/2039	1,560,000		2,052,194
NBM US Holdings, Gtd. Notes	6.63	8/6/2029	1,525,000	[a]	1,643,188
The Kroger Company, Sr. Unscd. Notes	5.40	1/15/2049	209,000		261,106
				7,586,505
Foreign Governmental - .5%
Ghana, Sr. Unscd. Bonds	8.13	1/18/2026	300,000		334,439
Perusahaan Penerbit SBSN Indonesia III, Sr. Unscd. Notes	4.45	2/20/2029	1,329,000	[a]	1,488,968
Qatar, Sr. Unscd. Notes	5.10	4/23/2048	1,345,000		1,780,672
Ukraine, Sr. Unscd. Notes	7.38	9/25/2032	1,255,000	[a]	1,390,836
				4,994,915
Forest Products & Other - .7%
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	4.20	1/29/2030	1,420,000	[a]	1,450,601
Celulosa Arauco y Constitucion, Sr. Unscd. Notes	5.50	4/30/2049	2,160,000	[a]	2,317,280
Inversiones CMPC, Gtd. Notes	3.85	1/13/2030	3,149,000	[a]	3,225,363
				6,993,244
Health Care - 3.2%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	1,860,000		2,518,435
AbbVie, Sr. Unscd. Notes	2.95	11/21/2026	2,739,000	[a]	2,831,513
AbbVie, Sr. Unscd. Notes	3.20	5/14/2026	4,425,000		4,639,551
AbbVie, Sr. Unscd. Notes	4.05	11/21/2039	2,088,000	[a]	2,281,304
Aetna, Sr. Unscd. Notes	2.80	6/15/2023	2,640,000		2,712,834
Alcon Finance, Gtd. Notes	3.80	9/23/2049	3,237,000	[a]	3,582,959
Bausch Health, Gtd. Notes	5.25	1/30/2030	237,000	[a]	242,036

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Health Care - 3.2% (continued)
CVS Health, Sr. Unscd. Notes	3.25	8/15/2029	633,000		657,953
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	1,620,000		1,798,581
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	700,000		846,968
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	1,180,000		1,474,540
Medtronic, Gtd. Notes	4.63	3/15/2045	202,000		265,964
Mylan, Gtd. Notes	3.15	6/15/2021	1,060,000		1,076,992
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	1,430,000		1,471,992
Takeda Pharmaceutical, Sr. Unscd. Notes	5.00	11/26/2028	1,611,000		1,928,811
Teva Pharmaceutical Finance Netherlands III, Gtd. Notes	7.13	1/31/2025	1,621,000	[a]	1,709,515
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	1,735,000		2,179,918
				32,219,866
Industrial - 1.5%
3M, Sr. Unscd. Notes	4.00	9/14/2048	4,317,000		5,050,843
Eaton, Gtd. Notes	3.10	9/15/2027	4,300,000		4,583,744
General Electric, Sr. Unscd. Notes	4.13	10/9/2042	214,000		234,470
General Electric, Sub. Notes	5.30	2/11/2021	75,000		77,265
Heathrow Funding, Sr. Scd. Bonds	4.88	7/15/2021	100,000	[a]	104,319
Penske Truck Leasing, Sr. Unscd. Notes	2.70	11/1/2024	3,057,000	[a]	3,133,154
Penske Truck Leasing, Sr. Unscd. Notes	3.65	7/29/2021	1,678,000	[a]	1,720,562
Sydney Airport Finance, Sr. Scd. Notes	3.38	4/30/2025	70,000	[a]	73,425
				14,977,782
Information Technology - .4%
Fiserv, Sr. Unscd. Notes	3.50	7/1/2029	2,806,000		3,031,906
Oracle, Sr. Unscd. Notes	2.65	7/15/2026	975,000		1,018,551
				4,050,457
Insurance - 3.0%
American International Group, Jr. Sub. Debs.	8.18	5/15/2058	2,825,000		3,945,805
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	2,305,000		2,462,376
Berkshire Hathaway Finance, Gtd. Notes	4.20	8/15/2048	2,800,000		3,401,144
Lincoln National, Sr. Unscd. Notes	3.80	3/1/2028	278,000		304,415
Massachusetts Mutual Life Insurance, Sub. Notes	4.90	4/1/2077	179,000	[a]	235,460
MetLife, Jr. Sub. Debs.	6.40	12/15/2036	3,862,000		4,862,007
MetLife, Jr. Sub. Notes	9.25	4/8/2038	1,200,000	[a]	1,807,638
Pricoa Global Funding I, Scd. Notes	2.45	9/21/2022	150,000	[a]	153,170

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Insurance - 3.0% (continued)
Principal Financial Group, Gtd. Notes	4.70	5/15/2055	3,110,000		3,127,089
Prudential Financial, Jr. Sub. Notes	5.63	6/15/2043	6,366,000		6,895,465
Prudential Financial, Jr. Sub. Notes	5.70	9/15/2048	264,000		305,526
The Allstate, Jr. Sub. Bonds	6.50	5/15/2057	2,325,000		3,014,932
				30,515,027
Internet Software & Services - .2%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	1,345,000		1,662,753
Twitter, Sr. Unscd. Notes	3.88	12/15/2027	857,000	[a]	860,214
				2,522,967
Media - 2.6%
Charter Communications Operating, Sr. Scd. Notes	5.38	5/1/2047	1,446,000		1,659,026
Charter Communications Operating, Sr. Scd. Notes	5.75	4/1/2048	1,939,000		2,326,784
Comcast, Gtd. Notes	3.70	4/15/2024	235,000		253,031
Comcast, Gtd. Notes	4.15	10/15/2028	55,000		63,222
Comcast, Gtd. Notes	4.70	10/15/2048	545,000		700,626
Cox Communications, Sr. Unscd. Notes	4.60	8/15/2047	1,060,000	[a]	1,242,513
CSC Holdings, Gtd. Notes	6.50	2/1/2029	2,408,000	[a]	2,695,455
CSC Holdings, Sr. Unscd. Notes	7.50	4/1/2028	1,250,000	[a]	1,425,028
Diamond Sports Group, Sr. Scd. Notes	5.38	8/15/2026	1,212,000	[a]	1,209,547
Sirius XM Radio, Gtd. Notes	4.63	7/15/2024	959,000	[a]	996,363
Sirius XM Radio, Gtd. Notes	5.00	8/1/2027	2,788,000	[a]	2,932,558
Sky, Gtd. Notes	3.75	9/16/2024	3,030,000	[a]	3,285,035
ViacomCBS, Jr. Sub. Debs.	5.88	2/28/2057	2,890,000		3,042,086
VTR Finance, Sr. Scd. Notes	6.88	1/15/2024	4,152,000	[a]	4,254,077
				26,085,351
Metals & Mining - 2.9%
BHP Billiton Finance USA, Gtd. Notes	6.75	10/19/2075	13,586,000	[a]	15,987,258
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes	3.15	1/14/2030	6,211,000	[a]	6,328,744
Glencore Funding, Gtd. Notes	4.63	4/29/2024	1,170,000	[a]	1,263,917
Steel Dynamics, Sr. Unscd. Notes	2.80	12/15/2024	1,348,000		1,381,322
Steel Dynamics, Sr. Unscd. Notes	3.45	4/15/2030	1,231,000		1,269,234
Vale Overseas, Gtd. Notes	6.88	11/21/2036	1,975,000		2,603,929
				28,834,404
Municipal Securities - .8%
California, GO (Build America Bond)	7.55	4/1/2039	270,000		456,924
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000		5,930,408

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Municipal Securities - ..8% (continued)
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000		1,325,332
				7,712,664
Real Estate - 1.5%
American Tower, Sr. Unscd. Notes	2.75	1/15/2027	7,000,000		7,178,323
Digital Realty Trust, Gtd. Bonds	3.70	8/15/2027	1,240,000		1,345,363
Iron Mountain, Gtd. Notes	4.88	9/15/2029	4,419,000	[a]	4,518,085
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	2,040,000		2,197,417
				15,239,188
Retailing - .3%
Starbucks, Sr. Unscd. Notes	4.45	8/15/2049	2,263,000		2,692,382
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Gtd. Notes	4.25	4/15/2026	5,975,000	[a]	6,466,095
Broadcom, Gtd. Notes	4.75	4/15/2029	4,501,000	[a]	5,044,591
Broadcom Cayman Finance, Gtd. Notes	3.00	1/15/2022	1,405,000		1,430,466
NXP, Gtd. Notes	3.88	9/1/2022	448,000	[a]	468,318
				13,409,470
Technology Hardware & Equipment - 1.5%
Dell International, Sr. Scd. Notes	6.02	6/15/2026	1,265,000	[a]	1,478,659
Dell International, Sr. Scd. Notes	8.35	7/15/2046	1,556,000	[a]	2,180,925
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	900,000		954,373
International Business Machines, Sr. Unscd. Notes	3.00	5/15/2024	6,050,000		6,357,159
International Business Machines, Sr. Unscd. Notes	4.25	5/15/2049	3,025,000		3,647,483
				14,618,599
Telecommunication Services - 2.3%
AT&T, Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000		1,269,580
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	1,520,000		1,859,863
AT&T, Sr. Unscd. Notes	5.45	3/1/2047	3,190,000		4,046,956
DKT Finance, Sr. Scd. Notes	9.38	6/17/2023	2,200,000	[a]	2,354,990
Rogers Communications, Gtd. Notes	3.70	11/15/2049	2,012,000		2,156,041
Rogers Communications, Gtd. Notes	4.10	10/1/2023	1,025,000		1,106,612
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	1,010,000		1,243,792
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	310,000		331,736
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	2,045,000		2,329,850
Verizon Communications, Sr. Unscd. Notes	4.67	3/15/2055	953,000		1,228,798
Vodafone Group, Sr. Unscd. Notes	4.88	6/19/2049	4,068,000		4,897,428
				22,825,646

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Transportation - .0%
Ryder System, Sr. Unscd. Notes	3.50	6/1/2021	194,000		198,182
Union Pacific, Sr. Unscd. Notes	3.84	3/20/2060	98,000	[a]	105,565
				303,747
U.S. Government Agencies Mortgage-Backed - 17.7%
Federal Home Loan Mortgage Corp.:
3.50%, 8/1/2030-8/1/2046			8,934,828	[c]	9,529,138
5.00%, 9/1/2040			143,974	[c]	157,238
5.50%, 5/1/2040			24,100	[c]	26,009
Federal National Mortgage Association:
3.00%, 10/1/2030-11/1/2049			37,102,047	[c]	38,255,549
3.50%, 2/1/2027-4/1/2049			46,889,104	[c]	49,202,568
4.00%, 6/1/2048-6/1/2049			15,243,627	[c]	16,031,916
4.50%, 8/1/2048			8,179,535	[c]	8,798,682
5.50%, 2/1/2033-7/1/2040			1,741,658	[c]	1,960,520
Government National Mortgage Association I:
5.50%, 4/15/2033			358,961		401,143
Government National Mortgage Association II:
2.50%, 11/20/2046			7,607,283		7,758,468
3.00%, 11/20/2046-1/20/2050			29,800,071		30,575,448
4.00%, 10/20/2047-1/20/2048			5,175,640		5,427,479
4.50%, 7/20/2048			8,645,207		9,151,313
				177,275,471
U.S. Treasury Securities - 18.9%
U.S. Treasury Bonds	2.25	8/15/2049	2,720,000		2,872,416
U.S. Treasury Bonds	2.38	11/15/2049	622,000		674,627
U.S. Treasury Bonds	3.00	2/15/2049	6,172,700		7,538,410
U.S. Treasury Bonds	3.50	2/15/2039	28,569,800		36,400,827
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.04%	1.58	7/31/2020	37,311,500	[b]	37,308,354
U.S. Treasury Notes	1.38	1/31/2025	249,000		249,604
U.S. Treasury Notes	1.38	8/31/2026	12,627,200		12,601,551
U.S. Treasury Notes	1.50	10/31/2024	17,075,300		17,214,704
U.S. Treasury Notes	1.63	8/15/2029	8,461,600		8,552,827
U.S. Treasury Notes	1.75	12/31/2026	1,873,000		1,913,350
U.S. Treasury Notes	1.75	12/31/2024	8,956,300		9,138,400
U.S. Treasury Notes	2.38	5/15/2029	8,762,600		9,428,010
U.S. Treasury Notes	2.38	4/30/2026	19,495,800		20,638,513
U.S. Treasury Notes	2.50	2/28/2026	22,901,200		24,383,516
				188,915,109
Utilities - 4.6%
AES Gener, Jr. Sub. Notes	6.35	10/7/2079	2,300,000	[a]	2,405,800
Arizona Public Service, Sr. Unscd. Notes	4.25	3/1/2049	4,338,000		5,228,269
Black Hills, Sr. Unscd. Notes	3.88	10/15/2049	1,774,000		1,895,602

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 96.9% (continued)
Utilities - 4.6% (continued)
Black Hills, Sr. Unscd. Notes	3.95	1/15/2026	193,000		209,403
Black Hills, Sr. Unscd. Notes	4.25	11/30/2023	100,000		107,329
Calpine, Sr. Scd. Notes	4.50	2/15/2028	2,187,000	[a]	2,178,799
Consumers Energy, First Mortgage Bonds	3.10	8/15/2050	1,753,000		1,843,843
Dominion Energy, Sr. Unscd. Notes, Ser. D	2.85	8/15/2026	2,365,000		2,451,946
DTE Energy, Sr. Unscd. Notes, Ser. C	3.40	6/15/2029	3,251,000		3,453,168
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	355,000		375,100
Duke Energy Carolinas, First Mortgage Bonds	3.95	11/15/2028	4,445,000		5,058,336
Duquesne Light Holdings, Sr. Unscd. Notes	6.40	9/15/2020	163,000	[a]	167,313
Edison International, Sr. Unscd. Notes	3.55	11/15/2024	1,484,000		1,563,524
Enel Finance International, Gtd. Notes	2.75	4/6/2023	200,000	[a]	203,543
Enel Finance International, Gtd. Notes	4.63	9/14/2025	306,000	[a]	340,516
Evergy Metro, Sr. Scd. Notes	4.20	6/15/2047	167,000		205,332
Exelon, Sr. Unscd. Notes	3.40	4/15/2026	91,000		97,447
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	355,000		440,157
FirstEnergy, Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	1,379,000		1,705,718
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	1,210,000		1,470,524
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	1,410,000		1,707,033
NiSource, Jr. Sub. Notes	5.65	6/15/2023	134,000		140,096
Piedmont Natural Gas, Sr. Unscd. Notes	3.50	6/1/2029	3,262,000		3,577,610
PPL Electric Utilities, First Mortgage Bonds	4.15	6/15/2048	315,000		381,473
Rochester Gas & Electric, First Mortgage Bonds	3.10	6/1/2027	1,969,000	[a]	2,075,610
Sierra Pacific Power, Mortgage Notes, Ser. P	6.75	7/1/2037	550,000		802,224
Southern California Gas, First Mortgage Bonds, Ser. XX	2.55	2/1/2030	5,174,000		5,319,875
Southern Co. Gas Capital, Gtd. Notes	3.95	10/1/2046	98,000		107,175
Southern Co. Gas Capital, Gtd. Notes	4.40	5/30/2047	211,000		248,006
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	3.50	4/1/2028	150,000	[a]	161,810
				45,922,581
Total Bonds and Notes (cost $928,136,106)			969,435,496

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 2.5%
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $24,975,692)	1.56	24,975,692	[d] 24,975,692
Total Investments (cost $953,111,798)		99.4%	994,411,188
Cash and Receivables (Net)		0.6%	5,675,868
Net Assets		100.0%	1,000,087,056

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, these securities were valued at $263,890,102 or 26.39% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Insight Core Plus Fund

January 31, 2020 (Unaudited)

The following is a summary of the inputs used as of January 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed	-	81,458,862	-	81,458,862
Collateralized Loan Obligations	-	16,884,223	-	16,884,223
Collateralized Municipal-Backed Securities	-	95,036	-	95,036
Commercial Mortgage-Backed	-	26,869,430	-	26,869,430
Corporate Bonds	-	465,229,786	-	465,229,786
Foreign Governmental	-	4,994,915	-	4,994,915
Investment Companies	24,975,692	-	-	24,975,692
Municipal Securities	-	7,712,664	-	7,712,664
U.S. Government Agencies Mortgage-Backed	-	177,275,471	-	177,275,471
U.S. Treasury Securities	-	188,915,109	-	188,915,109
Liabilities ($)
Other Financial Instruments:
Futures††	(348,663)	-	-	(348,663)

† See Statement of Investments for additional detailed categorizations, if any.

† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon Insight Core Plus Fund

January 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	13	3/20/2020	1,683,603	1,711,531	(27,928)
Ultra 10 Year U.S. Treasury Notes	98	3/20/2020	13,953,578	14,274,313	(320,735)
Gross Unrealized Depreciation				(348,663)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more

NOTES

independent pricing services (each, a “Service”) approved by the fund's Board (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

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Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2020, accumulated net unrealized appreciation on investments was $41,299,390, consisting of $41,792,568 gross unrealized appreciation and $493,178 gross unrealized depreciation.

At January 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.